OPERATING REVENUES - Contract Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Contract assets	$ 54,445	$ 81,753
Voyages in progress
Capitalized Contract Cost [Line Items]
Contract assets	18,704	26,021
Trade accounts receivable
Capitalized Contract Cost [Line Items]
Contract assets	30,090	42,104
Related party receivables
Capitalized Contract Cost [Line Items]
Contract assets	4,044	9,137
Other current assets
Capitalized Contract Cost [Line Items]
Contract assets	$ 1,607	$ 4,491